Income Taxes Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits	$ 623,000	$ 0
Additions for tax positions of current period	0	333,000
Additions for tax positions of prior periods	0	290,000
Other	0	0
Unrecognized tax benefits	623,000	$ 623,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	0
Income Tax Examination, Penalties and Interest Accrued	$ 0